Related party disclosure - Summary of Details of Transactions and Balances with Entities having Significant Influence on RPPL (Detail) - GS Wyvern Holdings Limited - Joint Control Or Significant Influence
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Compulsorily convertible preference shares issued				₨ 7,734
Interest expense on compulsorily convertible preference shares outstanding	₨ 323	$ 4	₨ 1,165
Compulsorily convertible preference shares converted to equity	₨ 9,222	$ 122
Compulsorily convertible preference shares outstanding			₨ 8,899